Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 21, 2018 integer
Prepayment penalty		$ 3,420
Gain on remeasurement of investment in real estate partnership		0	$ 60,196
Tax Cuts and Jobs Act of 2017 deferred tax benefit	$ 12,043
Tax Cuts and Jobs Act of 2017 deferred tax benefit per share | $ / shares	$ 1.20
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties | integer				40
Land parcels | integer				3
Sales price		$ 347,200
Dock 79
Prepayment penalty	$ 440
Deferred loan costs on early prepayment	$ 714
Noncontrolling Interest
Gain on remeasurement of investment in real estate partnership			$ 20,469